UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6174

MFS INSTITUTIONAL TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Institutional International Equity Fund

9/30/08
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

PORTFOLIO OF INVESTMENTS        9/30/08 (Unaudited)

MFS Institutional International Equity Fund

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.2%
Alcoholic Beverages - 7.5%
Diageo PLC	3,298,794	$55,841,974
Grupo Modelo S.A. de C.V., “C”	2,904,600	12,360,452
Heineken N.V.	1,401,840	56,490,767
Pernod Ricard S.A.	422,696	37,161,515

		$161,854,708

Apparel Manufacturers - 6.4%
Burberry Group PLC	2,794,600	$19,583,469
Compagnie Financiere Richemont S.A.	455,800	20,244,003
Li & Fung Ltd.	5,429,000	13,259,086
LVMH Moet Hennessy Louis Vuitton S.A.	961,928	84,935,439

		$138,021,997

Automotive - 1.5%
Bayerische Motoren Werke AG	300,810	$11,732,857
Bridgestone Corp.	1,133,700	21,260,559

		$32,993,416

Biotechnology - 0.7%
Actelion Ltd. (a)(l)	288,766	$14,764,253

Broadcasting - 2.4%
Vivendi S.A.	511,970	$16,021,100
WPP Group PLC	4,363,440	35,411,332

		$51,432,432

Brokerage & Asset Managers - 2.4%
Deutsche Boerse AG	232,780	$21,221,857
Julius Baer Holding Ltd.	646,729	31,796,450

		$53,018,307

Business Services - 1.1%
Infosys Technology Ltd.	511,870	$15,465,206
Satyam Computer Services Ltd.	567,860	3,653,120
Satyam Computer Services Ltd., ADR	255,870	4,132,301

		$23,250,627

Chemicals - 2.0%
Givaudan S.A.	51,380	$42,607,077

Conglomerates - 1.3%
Smiths Group PLC	1,574,504	$28,422,788

Consumer Goods & Services - 5.6%
Kao Corp.	1,713,000	$45,890,441
Reckitt Benckiser Group PLC	1,532,412	74,196,647

		$120,087,088

Electrical Equipment - 4.3%
Legrand S.A.	1,152,120	$26,154,340
OMRON Corp.	707,600	10,869,718
Schneider Electric S.A.	656,536	56,948,676

		$93,972,734

Electronics - 8.4%
ASML Holding N.V.	439,443	$7,846,454
Canon, Inc.	1,762,700	65,902,207
Hirose Electric Co. Ltd. (l)	133,300	12,727,282
Hoya Corp. (l)	1,530,000	30,310,948
Ricoh Co. Ltd.	811,000	11,276,312
Samsung Electronics Co. Ltd.	62,682	28,863,445
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,911,846	17,913,997
Tokyo Electron Ltd.	170,500	7,595,686

		$182,436,331

Energy - Independent - 1.6%
INPEX Holdings, Inc.	4,060	$35,164,318

Energy - Integrated - 4.2%
Royal Dutch Shell PLC, “A”	1,373,230	$39,668,184
TOTAL S.A.	856,362	51,665,076

		$91,333,260

Food & Beverages - 5.1%
Nestle S.A.	2,541,368	$109,919,404

Food & Drug Stores - 0.8%
Tesco PLC	2,469,808	$17,176,164

Gaming & Lodging - 1.4%
Ladbrokes PLC	3,622,514	$12,242,418
William Hill PLC	4,133,395	17,436,581

		$29,678,999

Insurance - 4.8%
AXA	2,087,801	$68,444,244
QBE Insurance Group Ltd.	412,858	8,923,062
Swiss Reinsurance Co.	471,196	26,316,039

		$103,683,345

Machinery & Tools - 1.0%
Fanuc Ltd.	295,400	$22,281,650

Major Banks - 5.5%
Erste Bank der oesterreichischen Sparkassen AG (l)	771,601	$38,888,919
HSBC Holdings PLC	926,290	15,001,118
Intesa Sanpaolo S.p.A	3,887,227	21,219,412
Standard Chartered PLC	1,086,200	26,384,072
Unibanco - Uniao de Bancos Brasileiros S.A., ADR	169,920	17,148,326

		$118,641,847

Medical Equipment - 2.2%
Synthes, Inc.	339,094	$46,837,986

Metals & Mining - 0.7%
BHP Billiton PLC	685,210	$15,499,735

Natural Gas - Distribution - 2.6%
GDF Suez	1,061,925	$55,565,814

Other Banks & Diversified Financials - 1.2%
Aeon Credit Service Co. Ltd. (l)	1,103,500	$11,120,014
Komercni Banka A.S.	71,409	15,733,367

		$26,853,381

Pharmaceuticals - 9.3%
Bayer AG	671,730	$48,985,266

PORTFOLIO OF INVESTMENTS        9/30/08 (Unaudited) - continued

MFS Institutional International Equity Fund

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Pharmaceuticals - continued
GlaxoSmithKline PLC	936,000	$20,221,705
Merck KGaA	375,069	40,265,502
Roche Holding AG	586,620	91,446,388

		$200,918,861

Printing & Publishing - 1.5%
Wolters Kluwer N.V.	1,572,030	$32,044,292

Railroad & Shipping - 1.2%
Canadian National Railway Co.	524,426	$25,083,296

Specialty Chemicals - 6.6%
Akzo Nobel N.V.	190,650	$9,165,809
L’Air Liquide S.A.	333,277	36,670,251
Linde AG	539,360	57,841,449
Shin-Etsu Chemical Co. Ltd.	804,400	38,297,182

		$141,974,691

Telecommunications - Wireless - 1.3%
America Movil S.A.B. de C.V., “L”, ADR	366,450	$16,988,622
MTN Group Ltd.	839,350	11,887,019

		$28,875,641

Telephone Services - 1.3%
Singapore Telecommunications Ltd.	12,061,050	$27,603,935

Trucking - 1.9%
TNT N.V.	1,465,650	$40,991,672

Utilities - Electric Power - 1.4%
E.ON AG	591,973	$29,979,445

Total Common Stocks		$2,142,969,494

MONEY MARKET FUNDS (v) - 0.5%
MFS Institutional Money Market Portfolio, 2.35%, at Net Asset Value	11,173,151	$11,173,151

COLLATERAL FOR SECURITIES LOANED - 1.6%
Morgan Stanley, Repurchase Agreement, 1.00%, dated 9/30/08, due 10/01/08, total to be received $34,362,236 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in an individually traded account), at Net Asset Value	34,361,281	$34,361,281

Total Investments		$2,188,503,926

OTHER ASSETS, LESS LIABILITIES - (1.3)%		(28,861,163)

NET ASSETS - 100.0%		$2,159,642,763

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Institutional International Equity Fund

Supplemental Information (Unaudited) 9/30/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of September 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$153,785,410	$2,034,718,516	$—	$2,188,503,926
Other Financial Instruments		$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$2,422,281,442

Gross unrealized appreciation	$124,260,082
Gross unrealized depreciation	(358,037,598)

Net unrealized appreciation (depreciation)	$(233,777,516)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Securities Lending Collateral

At September 30, 2008, the value of securities loaned was $34,764,377. These loans were collateralized by cash of $34,361,281 and U.S. Treasury obligations of $2,964,299.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the three months ended September 30, 2008, is set forth below:

Underlying Fund	Beginning Shares Amount	Acquisitions Shares Amount	Dispositions Shares Amount	Ending Shares Amount
MFS Institutional Money Market Portfolio	9,150,101	84,145,376	(82,122,326)	11,173,151

Underlying Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$134,254	$11,173,151

(5) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of September 30, 2008, are as follows:

France	20.1%
Switzerland	17.8%
United Kingdom	17.5%
Japan	14.5%
Germany	9.7%
Netherlands	6.8%
Austria	1.8%
Mexico	1.4%
South Korea	1.3%
Other Countries	9.1%

MFS® Institutional Large Cap Value Fund

9/30/08
Quarterly portfolio holdings

MFS® INVESTMENT MANAGEMENT

PORTFOLIO OF INVESTMENTS        9/30/08 (Unaudited)

MFS Institutional Large Cap Value Fund

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.1%
Aerospace - 8.3%
Lockheed Martin Corp.	16,370	$1,795,292
Northrop Grumman Corp.	15,440	934,738
Raytheon Co.	2,150	115,047
United Technologies Corp.	13,960	838,438

		$3,683,515

Alcoholic Beverages - 1.6%
Diageo PLC, ADR	8,160	$561,898
Molson Coors Brewing Co.	3,510	164,093

		$725,991

Apparel Manufacturers - 1.6%
NIKE, Inc., “B”	10,620	$710,478

Automotive - 0.7%
Johnson Controls, Inc.	10,050	$304,817

Broadcasting - 3.4%
Omnicom Group, Inc.	16,060	$619,274
Walt Disney Co.	21,160	649,400
WPP Group PLC, ADR	6,040	245,828

		$1,514,502

Brokerage & Asset Managers - 4.4%
Franklin Resources, Inc.	5,080	$447,700
Goldman Sachs Group, Inc.	7,860	1,006,080
Invesco Ltd.	3,780	79,304
Merrill Lynch & Co., Inc.	16,230	410,619

		$1,943,703

Business Services - 2.8%
Accenture Ltd., “A”	22,720	$863,360
Automatic Data Processing, Inc.	2,450	104,738
Visa, Inc., “A”	1,600	98,224
Western Union Co.	7,250	178,858

		$1,245,180

Chemicals - 2.7%
3M Co.	5,760	$393,466
PPG Industries, Inc.	14,090	821,729

		$1,215,195

Computer Software - 2.4%
Oracle Corp. (a)	53,210	$1,080,695

Computer Software - Systems - 2.5%
Hewlett-Packard Co.	6,350	$293,624
International Business Machines Corp.	6,900	807,024

		$1,100,648

Construction - 1.4%
Masco Corp.	9,850	$176,709
Sherwin-Williams Co.	6,900	394,404
Toll Brothers, Inc. (a)	1,430	36,079

		$607,192

Consumer Goods & Services - 1.5%
Procter & Gamble Co.	9,610	$669,721

Electrical Equipment - 1.2%
Danaher Corp.	1,300	$90,220
W.W. Grainger, Inc.	5,330	463,550

		$553,770

Electronics - 1.7%
Intel Corp.	41,030	$768,492

Energy - Independent - 3.8%
Apache Corp.	6,120	$638,194
Devon Energy Corp.	7,290	664,848
EOG Resources, Inc.	4,580	409,727

		$1,712,769

Energy - Integrated - 10.6%
Chevron Corp.	9,893	$815,975
ConocoPhillips	7,550	553,038
Exxon Mobil Corp.	17,080	1,326,433
Hess Corp.	7,290	598,363
Marathon Oil Corp.	7,570	301,816
TOTAL S.A., ADR	18,500	1,122,580

		$4,718,205

Food & Beverages - 4.0%
Kellogg Co.	10,220	$573,342
Nestle S.A., ADR	14,705	631,580
Pepsi Bottling Group, Inc.	1,500	43,755
PepsiCo, Inc.	7,254	516,993

		$1,765,670

Food & Drug Stores - 1.4%
CVS Caremark Corp.	19,000	$639,540

Gaming & Lodging - 0.8%
Royal Caribbean Cruises Ltd.	16,050	$333,038

General Merchandise - 0.6%
Macy’s, Inc.	15,470	$278,151

Health Maintenance Organizations - 0.9%
UnitedHealth Group, Inc.	6,990	$177,476
WellPoint, Inc. (a)	4,320	202,046

		$379,522

Insurance - 8.7%
Allstate Corp.	29,416	$1,356,666
Aon Corp.	3,570	160,507
Chubb Corp.	5,970	327,753
Genworth Financial, Inc., “A”	22,990	197,944
Hartford Financial Services Group, Inc.	3,020	123,790
MetLife, Inc.	24,490	1,371,440
Prudential Financial, Inc.	4,870	350,640

		$3,888,740

Machinery & Tools - 1.2%
Eaton Corp.	4,390	$246,630
Ingersoll-Rand Co. Ltd., “A”	7,040	219,437
Timken Co.	3,080	87,318

		$553,385

1

PORTFOLIO OF INVESTMENTS        9/30/08 (Unaudited) - continued

MFS Institutional Large Cap Value Fund

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Major Banks - 8.6%
Bank of America Corp.	24,660	$863,100
Bank of New York Mellon Corp.	27,806	905,919
JPMorgan Chase & Co.	8,980	419,366
PNC Financial Services Group, Inc.	6,140	458,658
State Street Corp.	13,290	755,935
SunTrust Banks, Inc.	9,180	413,008

		$3,815,986

Natural Gas - Pipeline - 0.2%
Williams Cos., Inc.	4,300	$101,695

Network & Telecom - 0.3%
Cisco Systems, Inc. (a)	5,260	$118,666

Pharmaceuticals - 6.2%
Abbott Laboratories	4,000	$230,320
GlaxoSmithKline PLC, ADR	7,210	313,347
Johnson & Johnson	9,040	626,291
Merck & Co., Inc.	20,690	652,976
Pfizer, Inc.	9,960	183,662
Wyeth	19,810	731,781

		$2,738,377

Railroad & Shipping - 0.8%
Burlington Northern Santa Fe Corp.	4,060	$375,266

Specialty Chemicals - 0.6%
Air Products & Chemicals, Inc.	3,790	$259,577

Specialty Stores - 0.5%
Staples, Inc.	10,770	$242,325

Telecommunications - Wireless - 1.3%
Rogers Communications, Inc., “B”	5,990	$199,108
Vodafone Group PLC, ADR	17,536	387,546

		$586,654

Telephone Services - 3.4%
AT&T, Inc.	45,330	$1,265,614
Embarq Corp.	1,495	60,622
Verizon Communications, Inc.	5,530	177,458

		$1,503,694

Tobacco - 4.1%
Altria Group, Inc.	10,030	$198,995
Lorillard, Inc.	3,450	245,468
Philip Morris International, Inc.	28,550	1,373,255

		$1,817,718

Utilities - Electric Power - 4.9%
Dominion Resources, Inc.	14,478	$619,369
Entergy Corp.	3,590	319,546
FPL Group, Inc.	6,520	327,956
PG&E Corp.	8,080	302,596
PPL Corp.	8,020	296,900
Public Service Enterprise Group, Inc.	9,180	301,012

		$2,167,379

Total Common Stocks		$44,120,256

MONEY MARKET FUNDS (v) - 0.9%
MFS Institutional Money Market Portfolio, 2.26%, at Net Asset Value	405,732	$405,732

Total Investments		$44,525,988

OTHER ASSETS, LESS LIABILITIES - (0.0)%		(3,932)

NET ASSETS - 100.0%		$44,522,056

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Institutional Large Cap Value Fund

Supplemental Information (Unaudited) 9/30/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of September 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$44,525,988	$—	$—	$44,525,988
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$44,449,018

Gross unrealized appreciation	$4,722,172
Gross unrealized depreciation	(4,645,202)

Net unrealized appreciation (depreciation)	$76,970

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the three months ended September 30, 2008, is set forth below:

Underlying Funds	Beginning Shares/ Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	582,002	1,017,601	(1,193,871)	405,732

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,109	$405,732

3

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form
N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INSTITUTIONAL TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: November 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: November 17, 2008

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 17, 2008

*	Print name and title of each signing officer under his or her signature.